Going Concern and Management's Plans (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 29, 2020
Going Concern And Management's Plans (Textual)
Cash		$ 4,351,634	$ 5,705,064	$ 8,440,573	$ 10,471,296
Restricted cash		5,000,000		3,650,000
Working capital		10,100,000		9,000,000
Net loss		(8,776,469)	(3,854,152)	(16,738,729)	(31,019,725)
Cash used in operations		(3,098,233)	$ (2,865,455)	(10,063,673)	$ (14,611,553)
Convertible debt obligations		13,897,808		14,000,000
Related accrued interest				$ 2,100,000
Convertible debt principal amount		$ 14,000,000				$ 12,000,000
Amount of common stock converted	$ 2,000,000
Shares of common stock converted	1,250,000
Maturity date		Aug. 23, 2020